CASH AND CASH EQUIVALENTS (Tables)	9 Months Ended
Sep. 30, 2018
Cash and Cash Equivalents [Abstract]
Schedule Of Cash and Cash Equivalents
	September 30,	December 31,
	2018	2017
	Unaudited

Denominated in U.S. dollars	352	677
Denominated in NIS	689	33
Denominated in Euro	160	177

	1,201	887